Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Sep. 26, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000229208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Wellington Capital Appreciation Portfolio (Class 3)
Accumulated Value		$ 10,000			$ 10,173		$ 13,475		$ 13,341		$ 17,455		$ 28,647		$ 30,185		$ 19,175		$ 26,709		$ 37,769		$ 43,155
C000229210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Wellington Capital Appreciation Portfolio (Class 2)
Accumulated Value		10,000			10,182		13,502		13,381		17,522		28,786		30,366		19,307		26,918		38,106		43,585
C000229209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Wellington Capital Appreciation Portfolio (Class 1)
Accumulated Value		10,000			10,198		13,541		13,439		17,628		29,004		30,636		19,503		27,245		38,623		44,237
C000229213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)
Accumulated Value		10,000			10,142		10,444		10,448		11,214		12,011		11,787		10,207		10,724		10,840		11,552
C000229211 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)
Accumulated Value		10,000			10,131		10,419		10,411		11,160		11,932		11,690		10,107		10,605		10,702		11,393
C000229212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)
Accumulated Value		10,000			10,118		10,400		10,376		11,108		11,872		11,622		10,033		10,512		10,607		11,276
C000229215 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Wellington Strategic Multi-Asset Portfolio (Class 3)
Accumulated Value	$ 10,000		$ 9,887			$ 11,477		$ 10,581		$ 12,578		$ 14,817		$ 15,923		$ 13,182		$ 15,139		$ 17,058		$ 19,461
C000229214 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Wellington Strategic Multi-Asset Portfolio (Class 1)
Accumulated Value		10,000			10,185		11,842		10,955		13,045		15,409		16,589		13,770		15,852		17,920		20,488
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value		10,000			11,273.51		13,655.67		12,939.87		16,953.69		20,494.94		25,754.17		20,807.59		26,208.57		32,448.25		38,011.65
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,264.73		10,628.29		10,629.5		11,556.04		12,423.47		12,231.94		10,640.54		11,228.84		11,369.22		12,199.29
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net)
Accumulated Value	10,000	10,000	10,089.55		10,786.43	12,508.23	13,372.19	11,330.65	12,113.29	14,344.31	15,335.07	16,675.96	17,827.78	19,767.24	21,132.61	16,137.21	17,251.83	19,719.95	21,082.04	23,168.7	24,769.01	28,343.98	30,301.74
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
Accumulated Value		10,000			10,739.39		13,916.86		13,621.96		18,504.92		25,585.28		32,198.79		22,872.1		32,297.58		42,780.52		50,545.31
Bloomberg U S Aggregate A or Better Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate A or Better Index
Accumulated Value		10,000			10,187.13		10,486.34		10,535.45		11,329.13		12,132.95		11,921.77		10,428.21		10,947.82		11,062.24		11,856.82
Bloomberg U S Government Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Mortgage Index
Accumulated Value		10,000			10,130.84		10,371.12		10,467.51		11,161.75		11,871.23		11,661.59		10,248.71		10,704.88		10,793.58		11,559.12
Sixty Five MSCI ACWI Index net 35 FTSE WGBI U S Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)
Accumulated Value	$ 10,000	$ 10,000	$ 9,966.91		$ 10,659.18	$ 11,551.98	$ 12,354.35	$ 10,958.61	$ 11,719.77	$ 13,138.56	$ 14,051.12	$ 14,908.03	$ 15,943.49	$ 16,540.12	$ 17,688.97	$ 13,855.69	$ 14,818.08	$ 16,155.63	$ 17,277.76	$ 18,100.61	$ 19,357.83	$ 20,928.06	$ 22,381.65